Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2017
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Goodwill and Intangible Assets

9. GOODWILL AND INTANGIBLE ASSETS

GOODWILL

Goodwill is initially recognised based on the accounting policy for business combinations (see note 21). Goodwill is subsequently measured at cost less amounts provided for impairment. The Group has 13 cash generating units (CGUs), of which 12 are based on the three geographical areas and four product categories (excluding Spreads from the Foods category). A separate CGU has been recognised for the global Spreads business on the announcement to dispose of the business.

Goodwill acquired in a business combination is allocated to the Group’s CGUs, or groups of CGUs, that are expected to benefit from the synergies of the combination. These might not always be the same as the CGUs that include the assets and liabilities of the acquired business. Each unit or group of units to which the goodwill is allocated represents the lowest level within the Group at which the goodwill is monitored for internal management purposes, and is not larger than an operating segment.

INTANGIBLE ASSETS

Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.

Development expenditure for internally-produced intangible assets is capitalised only if the costs can be reliably measured, future economic benefits are probable, the product is technically feasible and the Group has the intent and the resources to complete the project. Research expenditure to support development of internally-produced intangible assets is recognised in profit or loss as incurred.

Indefinite-life intangibles mainly comprise trademarks and brands. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary. Any impairment is charged to the income statement as it arises.

Finite-life intangible assets mainly comprise software, patented and non-patented technology, know-how and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceeds ten years.

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	€ million	€ million	€ million	€ million	€ million
		Finite-life intangible assets

Movements during 2017	Goodwill	Indefinite-life intangible assets	Software	Other	Total
Cost
1 January 2017	18,789	8,358	2,578	1,068	30,793
Acquisitions of group companies	2,557	2,622	-	88	5,267
Reclassification to held for sale(a)	(2,228)	(82)	(1)	-	(2,311)
Reclassification from held for sale	28	-	-	-	28
Additions	-	-	153	1	154
Disposals	-	-	(78)	(1)	(79)
Currency retranslation	(1,104)	(623)	(153)	(66)	(1,946)
31 December 2017	18,042	10,275	2,499	1,090	31,906

Accumulated amortisation and impairment
1 January 2017	(1,165)	(13)	(1,484)	(698)	(3,360)
Amortisation/impairment for the year	-	-	(324)	(41)	(365)
Disposals	-	-	78	1	79
Currency retranslation	4	(1)	93	45	141
31 December 2017	(1,161)	(14)	(1,637)	(693)	(3,505)
Net book value 31 December 2017(b)	16,881	10,261	862	397	28,401

	€ million	€ million	€ million	€ million	€ million
		Finite-life intangible assets

Movements during 2016	Goodwill	Indefinite-life intangible assets	Software	Other	Total
Cost
1 January 2016	17,378	7,444	2,538	819	28,179
Acquisitions of group companies	1,140	911	-	236	2,287
Disposals of group companies	(2)	(83)	-	-	(85)
Reclassification to held for sale	(55)	-	-	-	(55)
Additions	-	2	225	6	233
Disposals	-	-	(42)	(1)	(43)
Currency retranslation	328	84	(143)	8	277
31 December 2016	18,789	8,358	2,578	1,068	30,793

Accumulated amortisation and impairment
1 January 2016	(1,165)	(13)	(1,269)	(673)	(3,120)
Amortisation/impairment for the year	-	-	(291)	(19)	(310)
Disposals	-	-	42	1	43
Currency retranslation	-	-	34	(7)	27
31 December 2016	(1,165)	(13)	(1,484)	(698)	(3,360)
Net book value 31 December 2016(b)	17,624	8,345	1,094	370	27,433

(a)	Goodwill and intangibles amounting to €2,311 million has been reclassified as held for sale, in relation to the Spreads business. Refer to note 22 for further details.
(b)	Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,770 million (2016: €1,866 million), Carver Korea €1,520 million (2016: € nil) and Hellmann’s €1,160 million (2016: €1,302 million).

There are no significant carrying amounts of goodwill and intangible assets that are allocated across multiple cash generating units.

Goodwill acquired in a business combination is allocated to Unilever’s cash generating units for the purposes of impairment testing. The assets acquired in business combinations are also assessed to determine the impact on the Group’s cash generating units, particularly whether new cash generating units are created. This assessment and allocation has not been completed for acquisitions completed during 2017, except for goodwill and assets acquired for Living Proof which are included in the Personal Care The Americas cash generating unit. At 31 December 2017 goodwill of €2,405 million has not been allocated to Unilever’s cash generating units for the purposes of impairment testing, there is no indication that the acquired goodwill and assets are impaired.

IMPAIRMENT CHARGES

We have tested all material goodwill and indefinite-life intangible assets for impairment. No impairments were identified.

SIGNIFICANT CGUS

The goodwill and indefinite-life intangible assets held in the three CGUs relating to Foods (excluding spreads) across the geographical areas and Personal Care The Americas are considered significant within the total carrying amounts of goodwill and indefinite-life intangible assets at 31 December 2017 in terms of size, headroom and sensitivity to assumptions used.

The goodwill and indefinite-life intangible assets held in the significant CGUs are:

	€ billion	€ billion
2017 CGUs	Goodwill	Indefinite-life intangible assets
Foods (excluding spreads) Europe	4.5	1.6
Foods (excluding spreads) The Americas	2.8	1.4
Foods (excluding spreads) Asia/AMET/RUB	1.5	0.4
Personal Care The Americas	2.5	1.5

In addition, the global Spreads CGU is considered significant, with a carrying value of €2,228 million in goodwill and €82 million in indefinite-life intangible assets. These have been classified as assets held for sale, refer note 22.

	€ billion	€ billion
2016 CGUs	Goodwill	Indefinite-life intangible assets
Foods Europe	5.8	1.6
Foods The Americas	3.9	1.6
Foods Asia/AMET/RUB	1.8	0.5
Personal Care The Americas	2.8	1.7

Value in use has been calculated as the present value of projected cash flows. A pre-tax discount rate of 7.4% (2016: 7.4%) was used.

For the significant CGUs, the following key assumptions were used in the discounted cash flow projections:

	Foods	Foods	Foods	Personal Care
	(excluding spreads) Europe	(excluding spreads) The Americas	(excluding spreads) Asia/ AMET/RUB	The Americas
Longer-term sustainable growth rates	0.9%	1.5%	3.9%	1.5%
Average near-term nominal growth rates	-2.1%	3.8%	6.3%	4.7%
Average operating margins	17%	21%	18%	20%

The projections cover a period of five years, as we believe this to be the most appropriate timescale over which to review and consider annual performances before applying a fixed terminal value multiple to the final year cash flows.

The growth rates and margins used to estimate future performance are based on the conservative end of the range of estimates from past performance, our annual forecast and three year strategic plan extended to year 4 and 5.

We have performed sensitivity analyses around the base assumptions. There are no reasonably possible changes in a key assumption that would cause the carrying amount to exceed the recoverable amount.